united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/19

Item 1. Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.3%			Diversified Financial Services - 10.8%
Aerospace/Defense - 0.6%			3,570	BlackRock, Inc.	$1,508,539
2,000	Boeing Co.	$728,180	16,000	Capital One Financial Corp.	1,385,920
			23,650	Intercontinental Exchange, Inc.	2,210,802
Airlines - 1.2%			48,000	Visa, Inc.	8,679,360
30,000	Southwest Airlines Co.	1,569,600			13,784,621
			Electric - 1.3%
Apparel - 0.8%			7,100	Alliant Energy Corp.	372,395
12,000	NIKE, Inc.	1,014,000	4,150	Dominion Energy, Inc.	322,165
			2,250	Duke Energy Corp.	208,665
Banks - 5.4%			2,000	Exelon Corp.	94,520
100,385	Bank of America Corp.	2,761,591	1,750	NextEra Energy, Inc.	383,390
2,600	Goldman Sachs Group, Inc.	530,166	3,950	Southern Co.	230,127
19,300	JPMorgan Chase & Co.	2,120,298			1,611,262
35,000	Morgan Stanley	1,452,150	Electronics - 1.3%
		6,864,205	10,000	Honeywell International, Inc.	1,646,200
Beverages - 2.3%
16,000	Monster Beverage Corp. *	938,720	Food - 0.3%
14,200	PepsiCo, Inc.	1,941,566	5,000	Sysco Corp.	371,650
		2,880,286
Biotechnology - 2.6%			Healthcare-Products - 5.5%
12,500	Amgen, Inc.	2,607,750	14,750	Abbott Laboratories	1,258,470
7,000	Celgene Corp. *	677,600	5,000	Danaher Corp.	710,450
		3,285,350	11,400	Medtronic PLC	1,229,946
Building Materials - 2.4%			10,450	Stryker Corp.	2,305,897
50,000	Masco Corp.	2,036,500	5,245	Thermo Fisher Scientific, Inc.	1,505,630
7,100	Vulcan Materials Co.	1,002,875			7,010,393
		3,039,375	Healthcare-Services - 2.3%
Chemicals - 2.6%			12,500	UnitedHealth Group, Inc.	2,925,000
2,700	Air Products & Chemicals, Inc.	609,984
3,900	Ecolab, Inc.	804,609	Insurance - 1.5%
3,000	International Flavors & Fragrances, Inc.	329,250	9,550	Berkshire Hathaway, Inc. *	1,942,566
3,100	Sherwin-Williams Co.	1,632,925
		3,376,768	Internet - 16.5%
Commercial Services - 0.5%			4,000	Alphabet, Inc. - Class A *	4,762,120
6,000	PayPal Holdings, Inc. *	654,300	4,300	Amazon.com, Inc. *	7,638,047
			24,000	Facebook, Inc. *	4,456,080
Computers - 5.3%			11,275	Netflix, Inc. *	3,312,031
32,000	Apple, Inc.	6,679,680	20,000	Twitter, Inc. *	853,000
					21,021,278
Cosmetics/Personal Care - 1.5%			Media - 0.4%
15,500	Procter & Gamble Co.	1,863,565	3,750	Walt Disney Co.	514,725

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.3% (Continued)			Semiconductors - 0.7%
Oil & Gas - 3.8%			5,000	Intel Corp.	$237,050
12,500	Chevron Corp.	$1,471,500	8,000	QUALCOMM, Inc.	622,160
1,950	EOG Resources, Inc.	144,671			859,210
9,000	Exxon Mobil Corp.	616,320	Software - 10.2%
2,053	Occidental Petroleum Corp.	89,264	17,500	Activision Blizzard, Inc.	885,500
18,000	Phillips 66	1,775,340	10,000	Adobe, Inc. *	2,845,100
9,700	Valero Energy Corp.	730,216	41,800	Microsoft Corp.	5,762,548
		4,827,311	5,000	Oracle Corp.	260,300
Pharmaceuticals - 5.6%			20,700	salesforce.com, Inc. *	3,230,649
18,500	Johnson & Johnson	2,374,660			12,984,097
27,900	Merck & Co., Inc.	2,412,513	Telecommunications - 1.3%
54,500	Pfizer, Inc.	1,937,475	16,000	Cisco Systems, Inc.	748,960
2,900	Zoetis, Inc.	366,618	15,000	Verizon Communications, Inc.	872,400
		7,091,266			1,621,360
			Transportation - 2.3%
REITS - 0.8%			9,000	FedEx Corp.	1,427,490
1,400	American Tower Corp.	322,266	2,800	Union Pacific Corp.	453,488
500	AvalonBay Communities, Inc.	106,280	9,000	United Parcel Service, Inc.	1,067,940
750	Boston Properties, Inc.	96,315			2,948,918
3,350	Equity Residential	283,946
1,375	Simon Property Group, Inc.	204,792	TOTAL COMMON STOCK (Cost - $57,066,979)		124,911,720
		1,013,599
Retail - 8.5%			MONEY MARKET FUND - 1.6%
6,000	Costco Wholesale Corp.	1,768,560	2,045,080	BlackRock Liquidity Funds Treasury
12,500	Domino's Pizza, Inc.	2,835,500		Trust Fund - Institutional Shares, 1.94% (a)	2,045,080
8,800	Home Depot, Inc.	2,005,608	TOTAL MONEY MARKET FUND		2,045,080
2,600	McDonald's Corp.	566,722	(Cost - $2,045,080)
15,100	TJX Cos., Inc.	830,047
24,300	Wal-Mart, Inc.	2,776,518	TOTAL INVESTMENTS - 99.9%
		10,782,955	(Cost - $59,112,059)		$126,956,800
			Other assets less liabilities - 0.1%		91,526
			TOTAL NET ASSETS - 100.0%		$127,048,326

PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Money market fund; interest rate reflects seven-day effective yield on August 31, 2019.

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2019
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 54.5%			Electric - 3.0%
Aerospace / Defense - 2.3%				Duke Energy Florida LLC
	Boeing Co.		$250,000	3.10%, due 8/15/2021	$253,712
$250,000	2.25%, due 6/15/2026	$250,590		Georgia Power Co.
1,000,000	3.25%, due 3/1/2028	1,070,005	2,000,000	3.25%, due 3/30/2027	2,086,847
	General Dynamics Corp.				2,340,559
500,000	2.25%, due 11/15/2022	506,201	Food - 1.4%
		1,826,796		Campbell Soup Co.
Auto Manufacturers - 0.7%			1,000,000	4.15%, due 3/15/2028	1,080,073
	Ford Motor Co.
500,000	6.625%, due 10/1/2028	568,824	Household Products/Wares - 0.7%
				Kimberly-Clark Corp.
Banks - 17.0%			500,000	2.40%, due 3/1/2022	506,230
	Bank of America Corp.
1,000,000	4.00%, due 1/22/2025	1,069,021	Insurance - 3.4%
500,000	4.183%, due 11/25/2027	544,379		Aflac, Inc.
	Bank of NY Mellon Corp.		1,000,000	4.00%, due 2/15/2022	1,049,040
1,000,000	3.25%, due 5/16/2027	1,068,104		American International Group, Inc.
	Citigroup, Inc.		1,000,000	3.90%, due 4/1/2026	1,074,130
500,000	4.45%, due 9/29/2027	550,574		MetLife, Inc.
	Goldman Sachs Group, Inc.		500,000	3.00%, due 3/1/2025	521,703
500,000	3.625%, due 1/22/2023	523,310			2,644,873
500,000	3.85%, due 1/26/2027	533,673	Media - 0.4%
	JPMorgan Chase & Co.			TWDC Enterprises 18 Corp.
1,000,000	3.875%, due 9/10/2024	1,069,929	300,000	3.15%, due 9/17/2025	322,153
1,000,000	3.125%, due 1/23/2025	1,043,371
500,000	3.30%, due 4/1/2026	527,548	Oil & Gas - 4.7%
	Morgan Stanley			BP Capital Markets PLC
1,000,000	3.625%, due 1/20/2027	1,070,563	1,000,000	2.75%, due 5/10/2023	1,023,219
1,000,000	3.95%, due 4/23/2027	1,070,981	1,000,000	3.535%, due 11/4/2024	1,067,793
	US BanCorp.		500,000	3.017%, due 1/16/2027	508,480
500,000	3.60%, due 9/11/2024	535,364		Occidental Petroleum Corp.
500,000	3.10%, due 4/27/2026	524,714	1,000,000	3.40%, due 4/15/2026	1,016,410
	Wells Fargo & Co.				3,615,902
2,000,000	3.45%, due 2/13/2023	2,078,965	Pharmaceuticals - 3.1%
1,000,000	3.00%, due 2/19/2025	1,036,885		CVS Health Corp.
		13,247,381	1,000,000	4.30%, due 3/25/2028	1,091,380
Beverages - 3.5%				Merck & Co., Inc.
	Anheuser-Busch InBev Worldwide, Inc.		1,000,000	2.80%, due 5/18/2023	1,036,732
2,000,000	4.00%, due 4/13/2028	2,217,565		Pfizer, Inc.
	Coca-Cola Co.		250,000	2.75%, due 6/3/2026	260,877
500,000	2.55%, due 6/1/2026	518,980			2,388,989
		2,736,545	REIT - 0.7%
Chemicals - 1.3%				Simon Property Group LP
	Air Products & Chemicals, Inc.		500,000	3.375%, due 6/15/2027	534,661
500,000	2.75%, due 2/3/2023	513,008
	Praxair, Inc.		Retail - 2.3%
500,000	2.45%, due 2/15/2022	506,694		Lowe's Cos., Inc.
		1,019,702	1,000,000	3.10%, due 5/3/2027	1,045,407
Computers - 1.4%				McDonald's Corp.
	Apple, Inc.		500,000	2.625%, due 1/15/2022	508,248
1,000,000	2.90%, due 9/12/2027	1,051,646		Target Corp.
			250,000	2.50%, due 4/15/2026	258,057
					1,811,712

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 54.5% (Continued)			U.S. Government Securities - 4.0%
Software - 0.7%				U.S. Treasury Inflation Protected Security
	Oracle Corp.		2,000,000	2.125%, due 2/29/2024	$2,061,484
$500,000	3.40%, due 7/8/2024	$530,214	1,000,000	2.50%, due 2/28/2026	1,064,688
			(Cost - $2,959,653)		3,126,172
Telecommunications - 7.2%
	AT&T, Inc.		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
1,800,000	3.00%, due 2/15/2022	1,841,030	(Cost - $31,306,164)		32,774,200
1,000,000	3.60%, due 2/17/2023	1,045,899
	Cisco Systems, Inc.		MONEY MARKET FUND - 2.6%
1,000,000	3.50%, due 6/15/2025	1,086,968		BlackRock Liquidity Funds Treasury
	Verizon Communications, Inc.		1,996,734	Trust Fund - Institutional Shares, 1.94% (a)	1,996,734
1,000,000	5.15%, due 9/15/2023	1,124,573	TOTAL MONEY MARKET FUND
500,000	4.15%, due 3/15/2024	542,796	(Cost - $1,996,734)
		5,641,266
Transportation - 0.7%			TOTAL INVESTMENTS - 99.2%
	Union Pacific Corp.		(Cost - $73,772,455)		$77,151,350
500,000	2.75%, due 4/15/2023	512,890	Other assets less liabilities - 0.8%		632,478
			TOTAL NET ASSETS - 100.0%		$77,783,828
TOTAL CORPORATE BONDS
(Cost - $40,469,557)		42,380,416

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.1%
Government Agencies - 38.1%
	Federal Farm Credit Bank
2,000,000	2.35%, due 8/14/2024	2,083,355
500,000	3.10%, due 12/6/2024	538,038
750,000	2.62%, due 11/17/2025	790,383
500,000	2.57%, due 5/11/2026	500,006
2,000,000	2.60%, due 5/26/2026	2,000,029
1,500,000	2.09%, due 9/8/2026	1,500,008
500,000	2.59%, due 8/2/2027	529,021
1,000,000	2.73%, due 12/20/2027	1,078,119
1,000,000	2.875%, due 1/18/2028	1,089,874
2,000,000	3.15%, due 4/3/2028	2,226,561
1,500,000	3.73%, due 9/20/2028	1,539,305
2,000,000	3.27%, due 3/22/2029	2,065,488
	Federal Home Loan Bank
2,000,000	2.75%, due 12/13/2024	2,130,875
1,000,000	2.625%, due 9/12/2025	1,058,779
1,000,000	2.60%, due 12/4/2025	1,054,197
500,000	2.70%, due 12/29/2025	535,741
500,000	2.375%, due 9/10/2027	525,093
1,000,000	3.25%, due 9/8/2028	1,126,801
3,000,000	3.40%, due 3/14/2029	3,083,007
	Federal National Mortgage Association
2,000,000	2.625%, due 9/6/2024	2,115,923
2,000,000	2.125%, due 4/24/2026	2,077,425
(Cost - $28,346,511)		29,648,028

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a) Money market fund; interest rate reflects seven-day effective yield on August 31, 2019.

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2019

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of  Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.   Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.   The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$124,911,720	$-	$-	$124,911,720
Money Market Fund	2,045,080	-	-	2,045,080
Total	$126,956,800	$-	$-	$126,956,800

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$42,380,416	$-	$42,380,416
U.S. Government Agency Obligations	-	32,774,200	-	32,774,200
Money Market Fund	1,996,734	-	-	1,996,734
Total	$1,996,734	$75,154,616	$-	$77,151,350

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Growth	$59,112,059	$68,219,257	$(374,516)	$67,844,741
Intermediate Bond	73,772,455	3,389,093	(10,198)	3,378,895

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/25/19

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 10/25/19